Cash, Cash Equivalents and Investments (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 03, 2012	Feb. 26, 2011
Schedule of Available-for-sale Securities [Line Items]
Other investments	$ 0
Cash Cash Equivalents And Investments (Textual) [Abstract]
Cost method investments	37.0	15.0
Equity method of investments	48	11
Investments with continuous losses	0	0
Additional impairment on investment	0
Auction Rate Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Impairment of investments	0	6
Lehman Brothers International (Europe) Trust Assets [Member]
Schedule of Available-for-sale Securities [Line Items]
Impairment of investments	0	11
Other investments	$ 25	$ 25